Investments in Associates and Joint Arrangements - Summarized Financial Information on the Bank's Investment (Detail) - ARS ($) $ in Thousands		12 Months Ended
	Oct. 01, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of joint ventures [line items]
Total assets		$ 2,090,120,158	$ 1,946,567,225
Total Liabilities		1,577,891,283	1,479,769,834
Shareholders' equity		512,228,875	466,797,391	$ 445,581,084	$ 424,549,589
Wordline Argentina SA [member]
Disclosure of joint ventures [line items]
Total assets		1,551,310	1,381,302
Total Liabilities		265,824	321,017
Shareholders' equity		$ 1,285,486	$ 1,060,285
Proportional Bank's interest		50.00%	50.00%
Investment carrying amount		$ 642,743	$ 530,143
Finova SA [Member]
Disclosure of joint ventures [line items]
Total assets		50,945	75,747
Total Liabilities		8,287	7,967
Shareholders' equity		$ 42,658	$ 67,780
Proportional Bank's interest	50.00%	50.00%	50.00%
Equity interest		$ 21,329	$ 33,890
Goodwill		49,004	49,004
Investment carrying amount		$ 70,333	$ 82,894